Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
The Netherlands statutory income tax rate	25.80%	25.80%	25.80%
Unrecognized tax benefits	$ 143,586	$ 108,927	$ 95,558	$ 79,283
Recognized interest (income) expense	2,000	800	(400)
Accrued interest and penalties	5,900	3,900
Total foreign net operating losses	558,300
Tax credits	7,200
Undistributed earnings not permanently reinvested	15,000
Deferred tax liabilities on unremitted earnings of certain subsidiary	700	700
Income taxes paid, net	17,266	15,684	$ 82,409
Other Long-Term Assets
Operating Loss Carryforwards [Line Items]
Deferred tax assets	69,000	70,100
Other Long-Term Liabilities
Operating Loss Carryforwards [Line Items]
Deferred tax liabilities	26,600	$ 22,700
Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	401,700
U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	59,400
UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	20,900
Netherlands
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	19,000
Other Foreign Tax Authorities
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	57,300
Operating loss carryforwards not set to expire	$ 24,700